COMMITMENTS (Schedule of Future Minimum Concession Fee Payments) (Details) - Concession fee payments [Member] $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 13,227
2020	11,436
2021	283
2022	0
Total	$ 24,946